THE ENTERPRISE GROUP OF FUNDS, INC.

SUPPLEMENT DATED JUNE 6, 2005 TO THE STATEMENT OF

ADDITIONAL INFORMATION DATED MAY 1, 2005

This Supplement updates the above-referenced Statement of Additional Information (“SAI”) of The Enterprise Group of Funds, Inc. (the “Corporation”). You may obtain an additional copy of the SAI, free of charge, by writing to the Corporation at 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326.

The purpose of this Supplement is to provide you with information about certain of the Enterprise Funds that were merged into other funds within the AXA Enterprise fund complex.

Information Relating to Fund Mergers

On July 8, 2004, AXA Financial, Inc. (“AXA Financial”) acquired The MONY Group Inc. Prior to the merger, subsidiaries of both companies were involved in managing separate mutual fund groups – the recently rebranded AXA Enterprise Multimanager Funds, managed by AXA Equitable Life Insurance Company (“AXA Equitable”), and The Enterprise Group of Funds, Inc., managed by Enterprise Capital Management, Inc. (“Enterprise Capital”).

Recently, AXA Financial, in conjunction with Enterprise Capital and the Board of Directors of the Enterprise Funds, decided to unite both mutual fund groups under one fund family brand called “AXA Enterprise.” To accomplish the creation of one fund family, the Board of Directors of the Enterprise Funds approved the merger of each Enterprise Fund into a corresponding AXA Enterprise Fund managed by AXA Equitable. The shareholders of each Enterprise Fund listed below subsequently approved its merger and, as a result, each of these Enterprise Funds was merged into the corresponding AXA Enterprise Fund as of the close of business on June 3, 2005. Based on the foregoing, effective June 4, 2005, all references to the below-listed Enterprise Funds are hereby deleted from the SAI.

Enterprise Funds that were merged into corresponding AXA Enterprise Funds

Enterprise Deep Value Fund

Enterprise Equity Income Fund

Enterprise Global Financial Services Fund

Enterprise Global Socially Responsive Fund

Enterprise Government Securities Fund

Enterprise Growth and Income Fund

Enterprise International Growth Fund

Enterprise Money Market Fund

Enterprise Short Duration Bond Fund

Enterprise Small Company Growth Fund

Enterprise Tax-Exempt Income Fund

Enterprise Strategic Allocation Fund

Enterprise Total Return Fund

Enterprise Managed Fund